INCOME TAX EXPENSE (Tables)	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF CURRENT INCOME TAXES

The income tax expense for the year can be reconciled to the loss for the year per the consolidated statement of profit or loss and other comprehensive income as follows:

	Year ended	Year ended	Year ended
	31 March 2025	31 March 2024	31 March 2023
	USD	USD	USD
Loss before taxation	(5,212,879)	(4,862,470)	(9,257,598)

Notional tax calculated at the rates applicable to profits in the tax jurisdictions concerned	(381,348)	(821,825)	(1,555,403)
Tax effect of expenses that are not deductible	215,019	405,775	451,111
Tax effect of income that are not taxable	-	(676,665)	-
Tax effect of tax losses not recognized	166,329	1,092,715	1,104,292
Under-provision in prior years	-	8,917	-
Income tax expense	-	8,917	-